Consolidated statements of financial position (Details 2)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Statement [Line Items]
Net book value	€ 235,216		€ 350,183
Cost
Statement [Line Items]
Balance, beginning		$ 719,593	692,081
Exchange differences	508		(562)
Balance, ending	720,942
Additions	840		28,075
Reclassifications	0		0
Advances Paid for Software
Statement [Line Items]
Net book value	0		0
Cost | Advances Paid for Software
Statement [Line Items]
Balance, beginning		0	8,190
Exchange differences	0		0
Balance, ending	0
Additions	0		0
Reclassifications	0		(8,190)
Purchased IT Software | Cost
Statement [Line Items]
Balance, beginning		719,593	683,891
Exchange differences	508		(562)
Balance, ending | $		720,942
Additions	840		28,075
Reclassifications	0		8,190
Purchased IT Software
Statement [Line Items]
Net book value	235,216		350,184
Amortisation
Statement [Line Items]
Balance, beginning		(369,410)	(239,681)
Amortization charge for the year	115,982		129,963
Exchange differences	(334)		234
Balance, ending	(239,681)
Amortisation | Advances Paid for Software
Statement [Line Items]
Balance, beginning		0	0
Amortization charge for the year	0		0
Exchange differences	0		0
Balance, ending	0
Amortisation | Purchased IT Software
Statement [Line Items]
Balance, beginning		(369,410)	(239,681)
Amortization charge for the year	115,982		129,963
Exchange differences	€ (334)		€ 234
Balance, ending | $		$ (485,726)